STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	1	$101
Trade Desk, Inc. - Class A (a)	1,120	134,635
		134,736

Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	194	82,159
Boeing Co. (a)	1,630	243,376
BWX Technologies, Inc.	138	16,802
Curtiss-Wright Corp.	68	23,457
General Dynamics Corp.	323	94,190
General Electric Co.	2,466	423,610
HEICO Corp.	97	23,760
HEICO Corp. - Class A	172	33,026
Hexcel Corp.	83	4,871
Howmet Aerospace, Inc.	1,022	101,914
L3Harris Technologies, Inc.	213	52,711
Lockheed Martin Corp.	105	57,335
Northrop Grumman Corp.	113	57,519
RTX Corp.	675	81,668
Textron, Inc.	103	8,283
TransDigm Group, Inc.	131	170,601
Woodward, Inc.	55	9,025
		1,484,307

Agricultural & Farm Machinery - 0.1%
Deere & Co.	234	94,697
Toro Co.	231	18,591
		113,288

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	125	12,880
Expeditors International of Washington, Inc.	233	27,727
FedEx Corp.	31	8,489
GXO Logistics, Inc. (a)	126	7,536
		56,632

Alternative Carriers - 0.0%(b)
Iridium Communications, Inc.	269	7,890

Aluminum - 0.0%(b)
Alcoa Corp.	707	28,344

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Apparel Retail - 0.5%
Abercrombie & Fitch Co. - Class A (a)	121	$15,946
Burlington Stores, Inc. (a)	160	39,643
Gap, Inc.	79	1,641
Ross Stores, Inc.	837	116,946
TJX Cos., Inc.	2,921	330,161
		504,337

Apparel, Accessories & Luxury Goods - 0.1%
Columbia Sportswear Co.	22	1,771
Levi Strauss & Co. - Class A	34	581
Lululemon Athletica, Inc. (a)	290	86,391
Ralph Lauren Corp.	81	16,032
		104,775

Application Software - 4.2%
Adobe, Inc. (a)	1,117	534,015
Altair Engineering, Inc. - Class A (a)	78	8,111
ANSYS, Inc. (a)	244	78,180
Appfolio, Inc. - Class A (a)	34	7,068
AppLovin Corp. - Class A (a)	489	82,832
Aspen Technology, Inc. (a)	44	10,328
Atlassian Corp. - Class A (a)	402	75,793
Autodesk, Inc. (a)	544	154,387
Bentley Systems, Inc. - Class B	543	26,205
BILL Holdings, Inc. (a)	256	14,940
Cadence Design Systems, Inc. (a)	696	192,180
CCC Intelligent Solutions Holdings, Inc. (a)	714	7,433
Confluent, Inc. - Class A (a)	481	12,588
Datadog, Inc. - Class A (a)	708	88,812
DocuSign, Inc. (a)	503	34,898
DoubleVerify Holdings, Inc. (a)	263	4,484
Dropbox, Inc. - Class A (a)	596	15,407
Dynatrace, Inc. (a)	839	45,138
Elastic NV (a)	250	20,057
Fair Isaac Corp. (a)	63	125,566
Five9, Inc. (a)	128	3,780
Freshworks, Inc. - Class A (a)	483	5,651
Guidewire Software, Inc. (a)	244	45,447
HashiCorp, Inc. - Class A (a)	258	8,736
HubSpot, Inc. (a)	116	64,356
Informatica, Inc. - Class A (a)	90	2,457
Intuit, Inc.	693	422,938
Klaviyo, Inc. - Class A (a)	66	2,510

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Application Software - 4.2% (Continued)
Manhattan Associates, Inc. (a)	162	$42,664
MicroStrategy, Inc. - Class A (a)	442	108,069
Nutanix, Inc. - Class A (a)	575	35,707
Palantir Technologies, Inc. - Class A (a)	5,464	227,084
Pegasystems, Inc.	77	6,117
Procore Technologies, Inc. (a)	144	9,454
PTC, Inc. (a)	332	61,530
RingCentral, Inc. - Class A (a)	146	5,257
Roper Technologies, Inc.	269	144,649
Salesforce, Inc.	2,428	707,446
Samsara, Inc. - Class A (a)	733	35,030
Smartsheet, Inc. - Class A (a)	308	17,377
SPS Commerce, Inc. (a)	103	16,995
Synopsys, Inc. (a)	395	202,876
Tyler Technologies, Inc. (a)	103	62,376
Unity Software, Inc. (a)	609	12,229
Workday, Inc. - Class A (a)	539	126,045
Zoom Video Communications, Inc. - Class A (a)	562	42,004
		3,957,206

Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	137	69,911
Ares Management Corp. - Class A	468	78,474
Blackrock, Inc.	171	167,756
Blackstone, Inc.	1,731	290,376
Blue Owl Capital, Inc. - Class A	1,307	29,225
Hamilton Lane, Inc. - Class A	66	11,856
KKR & Co., Inc.	1,567	216,622
SEI Investments Co.	126	9,420
TPG, Inc.	68	4,602
		878,242

Automobile Manufacturers - 1.9%
Lucid Group, Inc. (a)(c)	2,205	4,873
Rivian Automotive, Inc. - Class A (a)(c)	2,179	22,008
Tesla, Inc. (a)	7,078	1,768,438
		1,795,319

Automotive Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	251	14,264
Gentex Corp.	331	10,033
QuantumScape Corp. (a)	778	4,007
		28,304

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Automotive Retail - 0.4%
AutoZone, Inc. (a)	45	$135,405
CarMax, Inc. (a)	84	6,080
Carvana Co. (a)	252	62,322
Murphy USA, Inc.	32	15,630
O'Reilly Automotive, Inc. (a)	149	171,818
Valvoline, Inc. (a)	267	10,755
		402,010

Biotechnology - 1.9%
AbbVie, Inc.	2,369	482,968
Alnylam Pharmaceuticals, Inc. (a)	339	90,374
Amgen, Inc.	837	267,974
Apellis Pharmaceuticals, Inc. (a)	251	6,842
Arrowhead Pharmaceuticals, Inc. (a)	283	5,442
Biogen, Inc. (a)	20	3,480
BioMarin Pharmaceutical, Inc. (a)	477	31,430
CRISPR Therapeutics AG (a)	90	4,175
Cytokinetics, Inc. (a)	286	14,586
Exact Sciences Corp. (a)	463	31,915
Exelixis, Inc. (a)	756	25,099
Halozyme Therapeutics, Inc. (a)	305	15,424
Incyte Corp. (a)	475	35,207
Insmed, Inc. (a)	400	26,912
Ionis Pharmaceuticals, Inc. (a)	304	11,671
Moderna, Inc. (a)	853	46,369
Natera, Inc. (a)	274	33,143
Neurocrine Biosciences, Inc. (a)	244	29,346
Regeneron Pharmaceuticals, Inc. (a)	267	223,799
Roivant Sciences Ltd. (a)	1,153	13,317
Sarepta Therapeutics, Inc. (a)	231	29,106
Vaxcyte, Inc. (a)	267	28,395
Vertex Pharmaceuticals, Inc. (a)	646	307,483
		1,764,457

Brewers - 0.0%(b)
Boston Beer Co., Inc. - Class A (a)	14	4,075

Broadline Retail - 4.7%
Amazon.com, Inc. (a)	23,605	4,399,972
Dillard's, Inc. - Class A	1	371
eBay, Inc.	698	40,142
Etsy, Inc. (a)	284	14,609
		4,455,094

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Building Products - 0.7%
A O Smith Corp.	260	$19,526
Advanced Drainage Systems, Inc.	175	26,229
Allegion PLC	161	22,481
Armstrong World Industries, Inc.	56	7,815
Builders FirstSource, Inc. (a)	157	26,910
Carlisle Cos., Inc.	106	44,756
Carrier Global Corp.	1,489	108,280
Johnson Controls International PLC	755	57,040
Lennox International, Inc.	93	56,039
Masco Corp.	242	19,338
Owens Corning	26	4,597
Simpson Manufacturing Co., Inc.	76	13,664
Trane Technologies PLC	587	217,284
Trex Co., Inc. (a)	264	18,704
UFP Industries, Inc.	64	7,830
		650,493

Cable & Satellite - 0.0%(b)
Liberty Broadband Corp. - Class A (a)	29	2,327
Liberty Broadband Corp. - Class C (a)	283	22,872
		25,199

Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	119	21,494
Knight-Swift Transportation Holdings, Inc.	341	17,759
Landstar System, Inc.	53	9,316
Old Dominion Freight Line, Inc.	496	99,855
Saia, Inc. (a)	64	31,271
U-Haul Holding Co.	27	1,843
U-Haul Holding Co. (a)	2	146
XPO, Inc. (a)	58	7,571
		189,255

Casinos & Gaming - 0.1%
Churchill Downs, Inc.	151	21,155
DraftKings, Inc. - Class A (a)	1,318	46,552
Las Vegas Sands Corp.	349	18,095
Light & Wonder, Inc. (a)	231	21,663
MGM Resorts International (a)	331	12,204
Wynn Resorts Ltd.	90	8,642
		128,311

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A (a)	292	$4,701
UWM Holdings Corp.	94	606
		5,307

Commodity Chemicals - 0.0%(b)
Westlake Corp.	35	4,618

Communications Equipment - 0.6%
Arista Networks, Inc. (a)	647	250,027
Ciena Corp. (a)	154	9,781
Cisco Systems, Inc.	1,668	91,356
F5, Inc. (a)	105	24,557
Juniper Networks, Inc.	442	17,194
Lumentum Holdings, Inc. (a)	70	4,471
Motorola Solutions, Inc.	406	182,436
		579,822

Computer & Electronics Retail - 0.0%(b)
GameStop Corp. - Class A (a)	477	10,580

Construction & Engineering - 0.3%
AECOM	250	26,700
API Group Corp. (a)	505	17,241
Comfort Systems USA, Inc.	80	31,283
EMCOR Group, Inc.	127	56,651
Fluor Corp. (a)	275	14,377
MasTec, Inc. (a)	51	6,267
Quanta Services, Inc.	369	111,301
Valmont Industries, Inc.	22	6,857
WillScot Holdings Corp. (a)	476	15,775
		286,452

Construction Machinery & Heavy Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	37	3,954
Caterpillar, Inc.	853	320,899
Cummins, Inc.	101	33,227
Westinghouse Air Brake Technologies Corp.	376	70,680
		428,760

Construction Materials - 0.3%
CRH PLC	819	78,157
Eagle Materials, Inc.	61	17,413

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Construction Materials - 0.3% (Continued)
Martin Marietta Materials, Inc.	165	$97,736
Vulcan Materials Co.	324	88,754
		282,060

Consumer Electronics - 0.1%
Garmin Ltd.	310	61,488

Consumer Finance - 0.4%
American Express Co.	1,011	273,051
Credit Acceptance Corp. (a)	5	2,125
Discover Financial Services	337	50,021
SoFi Technologies, Inc. (a)	2,436	27,210
		352,407

Consumer Staples Merchandise Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	102	8,642
Costco Wholesale Corp.	1,117	976,459
Dollar Tree, Inc. (a)	282	18,229
Walmart, Inc.	6,446	528,250
		1,531,580

Copper - 0.2%
Freeport-McMoRan, Inc.	3,630	163,423

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	280	59,041
Maximus, Inc.	53	4,581
SS&C Technologies Holdings, Inc.	256	17,902
		81,524

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	76	3,312
Brown-Forman Corp. - Class B	610	26,858
Constellation Brands, Inc. - Class A	232	53,903
		84,073

Distributors - 0.0%(b)
Genuine Parts Co.	50	5,735
Pool Corp.	107	38,695
		44,430

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Diversified Banks - 0.4%
First Citizens BancShares, Inc. - Class A	18	$34,872
JPMorgan Chase & Co.	1,524	338,206
		373,078

Diversified Chemicals - 0.0%(b)
Huntsman Corp.	162	3,564

Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	975	139,678

Diversified Support Services - 0.3%
Cintas Corp.	834	171,646
Copart, Inc. (a)	2,222	114,366
		286,012

Education Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	159	21,222
Duolingo, Inc. (a)	99	29,004
		50,226

Electric Utilities - 0.4%
Constellation Energy Corp.	803	211,157
NextEra Energy, Inc.	2,455	194,559
Southern Co.	200	18,206
		423,922

Electrical Components & Equipment - 0.9%
Acuity Brands, Inc.	33	9,923
AMETEK, Inc.	585	107,254
Eaton Corp. PLC	1,011	335,227
Emerson Electric Co.	791	85,642
Generac Holdings, Inc. (a)	106	17,548
Hubbell, Inc.	120	51,244
NEXTracker, Inc. - Class A (a)	292	11,627
nVent Electric PLC	330	24,608
Regal Rexnord Corp.	31	5,163
Rockwell Automation, Inc.	231	61,610
Sensata Technologies Holding PLC	22	756
Vertiv Holdings Co. - Class A	922	100,765
		811,367

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Electronic Components - 0.3%
Amphenol Corp. - Class A	3,128	$209,639
Coherent Corp. (a)	74	6,841
Corning, Inc.	509	24,223
Littelfuse, Inc.	40	9,785
		250,488

Electronic Equipment & Instruments - 0.2%
Cognex Corp.	379	15,247
Keysight Technologies, Inc. (a)	372	55,432
Teledyne Technologies, Inc. (a)	106	48,264
Trimble, Inc. (a)	524	31,702
Vontier Corp.	130	4,820
Zebra Technologies Corp. - Class A (a)	135	51,566
		207,031

Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	28	2,267
Jabil, Inc.	23	2,831
TE Connectivity PLC	386	56,904
		62,002

Environmental & Facilities Services - 0.5%
Clean Harbors, Inc. (a)	130	30,064
Republic Services, Inc.	544	107,712
Rollins, Inc.	739	34,836
Stericycle, Inc. (a)	75	4,610
Tetra Tech, Inc.	629	30,746
Veralto Corp.	597	61,007
Waste Management, Inc.	1,029	222,110
		491,085

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	12	987
Corteva, Inc.	837	50,990
		51,977

Financial Exchanges & Data - 1.3%
Cboe Global Markets, Inc.	259	55,314
CME Group, Inc.	94	21,184
Coinbase Global, Inc. - Class A (a)	481	86,219
FactSet Research Systems, Inc.	94	42,682
Intercontinental Exchange, Inc.	1,153	179,718

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.3% (Continued)
MarketAxess Holdings, Inc.	66	$19,102
Moody's Corp.	394	178,892
Morningstar, Inc.	74	24,276
MSCI, Inc.	195	111,384
Nasdaq, Inc.	733	54,183
S&P Global, Inc.	815	391,493
Tradeweb Markets, Inc. - Class A	275	34,925
		1,199,372

Food Distributors - 0.1%
Performance Food Group Co. (a)	85	6,906
Sysco Corp.	268	20,087
US Foods Holding Corp. (a)	319	19,666
		46,659

Food Retail - 0.1%
Casey's General Stores, Inc.	101	39,796
Maplebear, Inc. (a)	296	13,054
Sprouts Farmers Market, Inc. (a)	238	30,566
		83,416

Footwear - 0.3%
Crocs, Inc. (a)	125	13,478
Deckers Outdoor Corp. (a)	372	59,851
NIKE, Inc. - Class B	1,800	138,834
On Holding AG - Class A (a)	512	24,279
Skechers USA, Inc. - Class A (a)	138	8,481
		244,923

Gas Utilities - 0.0%(b)
Atmos Energy Corp.	1	139

Gold - 0.1%
Newmont Corp.	1,011	45,940
Royal Gold, Inc.	113	16,505
		62,445

Health Care Distributors - 0.0%(b)
Henry Schein, Inc. (a)	75	5,267
McKesson Corp.	19	9,511
		14,778

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Health Care Equipment - 2.3%
Abbott Laboratories	3,279	$371,740
Becton Dickinson & Co.	262	61,201
Boston Scientific Corp. (a)	3,800	319,276
Dexcom, Inc. (a)	972	68,507
Edwards Lifesciences Corp. (a)	1,647	110,366
GE HealthCare Technologies, Inc.	941	82,196
Globus Medical, Inc. - Class A (a)	257	18,900
Hologic, Inc. (a)	342	27,658
IDEXX Laboratories, Inc. (a)	215	87,488
Inspire Medical Systems, Inc. (a)	52	10,142
Insulet Corp. (a)	159	36,813
Intuitive Surgical, Inc. (a)	891	448,921
Masimo Corp. (a)	140	20,161
Penumbra, Inc. (a)	105	24,031
ResMed, Inc.	361	87,532
STERIS PLC	246	54,575
Stryker Corp.	869	309,607
Teleflex, Inc.	46	9,249
Zimmer Biomet Holdings, Inc.	63	6,736
		2,155,099

Health Care Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	100	4,269
Encompass Health Corp.	52	5,172
Ensign Group, Inc.	135	20,924
HCA Healthcare, Inc.	202	72,465
Universal Health Services, Inc. - Class B	1	204
		103,034

Health Care Services - 0.1%
Chemed Corp.	41	22,150
DaVita, Inc. (a)	97	13,562
Option Care Health, Inc. (a)	385	8,870
R1 RCM, Inc. (a)	97	1,383
		45,965

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	159	32,600
Cooper Cos., Inc. (a)	359	37,580
Lantheus Holdings, Inc. (a)	164	18,014
Solventum Corp. (a)	173	12,556
		100,750

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	242	$10,101

Heavy Electrical Equipment - 0.2%
GE Vernova, Inc. (a)	675	203,620

Home Furnishings - 0.0%(b)
Tempur Sealy International, Inc.	368	17,631

Home Improvement Retail - 0.8%
Floor & Decor Holdings, Inc. - Class A (a)	250	25,763
Home Depot, Inc.	1,581	622,519
Lowe's Cos., Inc.	433	113,372
		761,654

Homebuilding - 0.1%
DR Horton, Inc.	125	21,125
Installed Building Products, Inc.	57	12,363
NVR, Inc. (a)	7	64,070
PulteGroup, Inc.	36	4,663
TopBuild Corp. (a)	89	31,451
		133,672

Homefurnishing Retail - 0.0%(b)
RH (a)	13	4,134
Williams-Sonoma, Inc.	182	24,412
		28,546

Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. - Class A (a)	996	134,251
Booking Holdings, Inc.	84	392,805
Choice Hotels International, Inc. (c)	51	7,115
Expedia Group, Inc. (a)	292	45,643
Hilton Worldwide Holdings, Inc.	617	144,902
Hyatt Hotels Corp. - Class A	123	17,890
Marriott International, Inc. - Class A	598	155,492
Norwegian Cruise Line Holdings Ltd. (a)	481	12,189
Royal Caribbean Cruises Ltd.	563	116,175
Wyndham Hotels & Resorts, Inc.	64	5,652
		1,032,114

Household Appliances - 0.0%(b)
SharkNinja, Inc.	149	13,739

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Household Products - 1.0%
Church & Dwight Co., Inc.	490	$48,956
Clorox Co.	133	21,087
Colgate-Palmolive Co.	1,695	158,839
Kimberly-Clark Corp.	179	24,018
Procter & Gamble Co.	4,061	670,796
		923,696

Human Resource & Employment Services - 0.5%
Automatic Data Processing, Inc.	963	278,538
Dayforce, Inc. (a)(c)	338	23,981
Paychex, Inc.	612	85,270
Paycom Software, Inc.	92	19,231
Paylocity Holding Corp. (a)	77	14,212
Robert Half, Inc.	76	5,176
TriNet Group, Inc.	51	4,330
		430,738

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	810	101,218

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	987	203,006

Industrial Gases - 0.7%
Air Products and Chemicals, Inc.	321	99,680
Linde PLC	1,241	566,082
		665,762

Industrial Machinery & Supplies & Components - 1.0%
Chart Industries, Inc. (a)	149	17,987
Crane Co.	147	23,120
Donaldson Co., Inc.	142	10,389
Dover Corp.	236	44,682
Flowserve Corp.	96	5,054
Fortive Corp.	488	34,858
Gates Industrial Corp. PLC (a)	74	1,432
Graco, Inc.	476	38,770
IDEX Corp.	181	38,850
Illinois Tool Works, Inc.	537	140,227
Ingersoll Rand, Inc.	1,008	96,768
ITT, Inc.	175	24,521
Lincoln Electric Holdings, Inc.	152	29,269

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 1.0% (Continued)
Middleby Corp. (a)	60	$7,782
Mueller Industries, Inc.	138	11,312
Nordson Corp.	143	35,448
Otis Worldwide Corp.	782	76,792
Parker-Hannifin Corp.	336	213,048
Pentair PLC	427	42,324
RBC Bearings, Inc. (a)	79	22,148
Snap-on, Inc.	29	9,574
Symbotic, Inc. (a)(c)	51	1,417
Watts Water Technologies, Inc. - Class A	48	9,148
Xylem, Inc.	476	57,967
		992,887

Insurance Brokers - 0.7%
Aon PLC - Class A	434	159,222
Arthur J Gallagher & Co.	545	153,254
Brown & Brown, Inc.	560	58,598
Marsh & McLennan Cos., Inc.	1,175	256,432
Ryan Specialty Holdings, Inc.	245	16,138
Willis Towers Watson PLC	156	47,142
		690,786

Integrated Oil & Gas - 0.3%
Exxon Mobil Corp.	2,449	285,994
Occidental Petroleum Corp.	850	42,594
		328,588

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	505	76,179
ROBLOX Corp. - Class A (a)	1,508	77,994
Take-Two Interactive Software, Inc. (a)	473	76,494
		230,667

Interactive Media & Services - 8.3%
Alphabet, Inc. - Class A	14,865	2,543,550
Alphabet, Inc. - Class C	12,248	2,115,107
Meta Platforms, Inc. - Class A	5,576	3,164,826
Pinterest, Inc. - Class A (a)	1,467	46,636
Reddit, Inc. - Class A (a)	74	8,828
Snap, Inc. - Class A (a)	2,629	31,969
ZoomInfo Technologies, Inc. (a)	925	10,221
		7,921,137

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.4%
Akamai Technologies, Inc. (a)	186	$18,801
Cloudflare, Inc. - Class A (a)	707	62,011
GoDaddy, Inc. - Class A (a)	375	62,550
MongoDB, Inc. (a)	164	44,346
Okta, Inc. (a)	460	33,069
Snowflake, Inc. - Class A (a)	822	94,382
Twilio, Inc. - Class A (a)	574	46,293
VeriSign, Inc. (a)	182	32,185
		393,637

Investment Banking & Brokerage - 0.5%
Charles Schwab Corp.	3,326	235,581
Evercore, Inc. - Class A	34	8,982
Goldman Sachs Group, Inc.	123	63,688
Houlihan Lokey, Inc.	147	25,397
Interactive Brokers Group, Inc. - Class A	32	4,883
LPL Financial Holdings, Inc.	180	50,792
Morgan Stanley	179	20,809
Raymond James Financial, Inc.	293	43,428
Robinhood Markets, Inc. - Class A (a)	1,884	44,255
Stifel Financial Corp.	49	5,077
		502,892

IT Consulting & Other Services - 0.7%
Accenture PLC - Class A	1,345	463,783
Amdocs Ltd.	74	6,493
Cognizant Technology Solutions Corp. - Class A	242	18,051
EPAM Systems, Inc. (a)	128	24,147
Gartner, Inc. (a)	195	97,987
Globant SA (a)	75	15,742
		626,203

Leisure Facilities - 0.0%(b)
Planet Fitness, Inc. - Class A (a)	267	20,965
Vail Resorts, Inc.	50	8,284
		29,249

Leisure Products - 0.0%(b)
Mattel, Inc. (a)	116	2,364
YETI Holdings, Inc. (a)	154	5,422
		7,786

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Life & Health Insurance - 0.0%(b)
Primerica, Inc.	25	$6,920

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	713	92,911
Avantor, Inc. (a)	1,701	38,051
Bio-Rad Laboratories, Inc. - Class A (a)	22	7,880
Bio-Techne Corp.	351	25,886
Bruker Corp.	232	13,134
Charles River Laboratories International, Inc. (a)	127	22,680
Danaher Corp.	1,646	404,356
ICON PLC (a)	218	48,420
Illumina, Inc. (a)	329	47,422
IQVIA Holdings, Inc. (a)	461	94,883
Medpace Holdings, Inc. (a)	65	20,424
Mettler-Toledo International, Inc. (a)	50	64,587
Repligen Corp. (a)	144	19,335
Revvity, Inc.	118	13,994
Sotera Health Co. (a)	246	3,855
Thermo Fisher Scientific, Inc.	978	534,301
Waters Corp. (a)	132	42,651
West Pharmaceutical Services, Inc.	193	59,430
		1,554,200

Managed Health Care - 1.2%
Elevance Health, Inc.	298	120,916
HealthEquity, Inc. (a)	251	21,398
Molina Healthcare, Inc. (a)	101	32,443
UnitedHealth Group, Inc.	1,781	1,005,375
		1,180,132

Metal, Glass & Plastic Containers - 0.0%(b)
AptarGroup, Inc.	64	10,746
Ball Corp.	347	20,560
		31,306

Movies & Entertainment - 1.5%
Endeavor Group Holdings, Inc. - Class A (c)	408	12,032
Liberty Media Corp.-Liberty Formula One - Class A (a)	42	3,118
Liberty Media Corp.-Liberty Formula One - Class C (a)	507	40,479
Liberty Media Corp.-Liberty Live - Class A (a)	29	1,646
Liberty Media Corp.-Liberty Live - Class C (a)	67	3,910
Live Nation Entertainment, Inc. (a)	351	41,116
Madison Square Garden Sports Corp. (a)	22	4,899

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Movies & Entertainment - 1.5% (Continued)
Netflix, Inc. (a)	1,077	$814,244
Roku, Inc. (a)	268	17,174
Spotify Technology SA (a)	319	122,847
TKO Group Holdings, Inc. (a)	169	19,734
Walt Disney Co.	3,477	334,487
Warner Music Group Corp. - Class A	300	9,588
		1,425,274

Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc. - Class B (a)	2,339	1,054,702

Multi-Utilities - 0.0%(b)
Public Service Enterprise Group, Inc.	132	11,802

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	53	8,795

Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	273	8,731

Oil & Gas Equipment & Services - 0.1%
ChampionX Corp.	338	9,538
NOV, Inc.	797	12,362
Schlumberger NV	986	39,509
Weatherford International PLC	174	13,746
		75,155

Oil & Gas Exploration & Production - 0.4%
Antero Resources Corp. (a)	87	2,252
ConocoPhillips	1,274	139,554
Coterra Energy, Inc.	236	5,645
EQT Corp.	747	27,295
Hess Corp.	752	101,129
Marathon Oil Corp.	17	471
Texas Pacific Land Corp.	49	57,134
		333,480

Oil & Gas Storage & Transportation - 0.2%
Cheniere Energy, Inc.	409	78,274
New Fortress Energy, Inc. (c)	233	1,960
ONEOK, Inc.	148	14,338

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.2% (Continued)
Targa Resources Corp.	585	$97,672
Williams Cos., Inc.	738	38,649
		230,893

Other Specialty Retail - 0.2%
Chewy, Inc. - Class A (a)	247	6,661
Dick's Sporting Goods, Inc.	77	15,073
Five Below, Inc. (a)	149	14,124
Tractor Supply Co.	279	74,077
Ulta Beauty, Inc. (a)	116	42,802
		152,737

Packaged Foods & Meats - 0.2%
Hershey Co.	259	45,993
Lamb Weston Holdings, Inc.	321	24,939
Lancaster Colony Corp.	24	4,166
McCormick & Co., Inc.	265	20,734
Mondelez International, Inc. - Class A	1,613	110,458
Pilgrim's Pride Corp. (a)	1	48
Post Holdings, Inc. (a)	8	874
		207,212

Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	160	33,125
Packaging Corp. of America	25	5,723
Smurfit WestRock PLC	777	40,016
		78,864

Passenger Ground Transportation - 0.4%
Grab Holdings Ltd. - Class A (a)	7,029	28,678
Lyft, Inc. - Class A (a)	800	10,376
Uber Technologies, Inc. (a)	5,187	373,724
		412,778

Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	304	20,012
Coty, Inc. - Class A (a)	981	7,299
elf Beauty, Inc. (a)	143	15,051
Estee Lauder Cos., Inc. - Class A	251	17,304
Kenvue, Inc.	1,063	24,374
		84,040

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.7%
Catalent, Inc. (a)	347	$20,334
Elanco Animal Health, Inc. (a)	294	3,716
Eli Lilly & Co.	2,166	1,797,217
Intra-Cellular Therapies, Inc. (a)	250	21,187
Johnson & Johnson	802	128,208
Merck & Co., Inc.	4,033	412,657
Pfizer, Inc.	384	10,867
Zoetis, Inc.	1,072	191,652
		2,585,838

Property & Casualty Insurance - 0.5%
Arch Capital Group Ltd. (a)	208	20,500
Erie Indemnity Co. - Class A	75	33,663
Hanover Insurance Group, Inc.	44	6,527
Kinsale Capital Group, Inc.	60	25,687
Markel Group, Inc. (a)	6	9,252
Progressive Corp.	1,515	367,887
RLI Corp.	73	11,386
Selective Insurance Group, Inc.	36	3,270
W R Berkley Corp.	103	5,888
		484,060

Publishing - 0.0%(b)
New York Times Co. - Class A	349	19,488
News Corp. - Class A	300	8,175
News Corp. - Class B	68	1,975
		29,638

Rail Transportation - 0.5%
CSX Corp.	3,520	118,413
Norfolk Southern Corp.	257	64,360
Union Pacific Corp.	1,067	247,619
		430,392

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	48	3,650

Real Estate Operating Companies - 0.0%(b)
Seaport Entertainment Group, Inc. (a)	5	136

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	541	$70,855
CoStar Group, Inc. (a)	1,008	73,372
Zillow Group, Inc. - Class A (a)	68	3,947
Zillow Group, Inc. - Class C (a)	343	20,611
		168,785

Regional Banks - 0.0%(b)
Commerce Bancshares, Inc.	71	4,438
First Financial Bankshares, Inc.	135	4,879
Pinnacle Financial Partners, Inc.	21	2,214
		11,531

Research & Consulting Services - 0.5%
Amentum Holdings, Inc. (a)	177	5,264
Booz Allen Hamilton Holding Corp.	299	54,316
CACI International, Inc. - Class A (a)	43	23,760
Clarivate PLC (a)	966	6,376
Dun & Bradstreet Holdings, Inc.	492	5,850
Equifax, Inc.	323	85,601
FTI Consulting, Inc. (a)	97	18,923
Jacobs Solutions, Inc.	177	24,883
KBR, Inc.	246	16,484
Leidos Holdings, Inc.	185	33,885
Parsons Corp. (a)	69	7,463
Science Applications International Corp.	30	4,329
TransUnion	487	49,333
UL Solutions, Inc.	92	4,780
Verisk Analytics, Inc.	355	97,526
		438,773

Restaurants - 1.1%
Aramark	202	7,642
Cava Group, Inc. (a)	168	22,438
Chipotle Mexican Grill, Inc. (a)	3,505	195,474
Darden Restaurants, Inc.	144	23,043
Domino's Pizza, Inc.	74	30,616
DoorDash, Inc. - Class A (a)	821	128,651
Dutch Bros, Inc. - Class A (a)	359	11,890
McDonald's Corp.	1,042	304,379
Starbucks Corp.	1,549	151,337
Texas Roadhouse, Inc.	174	33,255

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Restaurants - 1.1% (Continued)
Wendy's Co.	96	$1,834
Wingstop, Inc.	67	19,275
Yum! Brands, Inc.	523	68,597
		998,431

Semiconductor Materials & Equipment - 1.1%
Amkor Technology, Inc.	99	2,519
Applied Materials, Inc.	2,143	389,126
Enphase Energy, Inc. (a)	414	34,378
Entegris, Inc.	397	41,570
KLA Corp.	355	236,512
Lam Research Corp.	3,416	253,980
MKS Instruments, Inc.	162	16,091
Onto Innovation, Inc. (a)	133	26,378
Teradyne, Inc.	376	39,935
		1,040,489

Semiconductors - 13.1%
Advanced Micro Devices, Inc. (a)	4,093	589,679
Analog Devices, Inc.	1,102	245,867
Broadcom, Inc.	11,624	1,973,407
Cirrus Logic, Inc. (a)	155	17,022
First Solar, Inc. (a)	252	49,009
Global Foundries, Inc. (a)	150	5,475
Lattice Semiconductor Corp. (a)	315	15,958
Marvell Technology, Inc.	2,180	174,640
Microchip Technology, Inc.	1,119	82,101
Micron Technology, Inc.	1,421	141,603
Monolithic Power Systems, Inc.	128	97,190
Nvidia Corp.	60,216	7,994,276
NXP Semiconductors NV	641	150,315
ON Semiconductor Corp. (a)	950	66,966
Qorvo, Inc. (a)	244	17,387
Qualcomm, Inc.	2,604	423,853
Rambus, Inc. (a)	261	12,481
Silicon Laboratories, Inc. (a)	56	5,816
Skyworks Solutions, Inc.	59	5,167
Synaptics, Inc. (a)	64	4,395
Texas Instruments, Inc.	1,640	333,182
Universal Display Corp.	79	14,245
		12,420,034

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.9%
Celsius Holdings, Inc. (a)	489	$14,709
Coca-Cola Co.	6,146	401,395
Coca-Cola Consolidated, Inc.	9	10,118
Keurig Dr Pepper, Inc.	986	32,489
Monster Beverage Corp. (a)	2,144	112,946
PepsiCo, Inc.	1,924	319,538
		891,195

Specialized Consumer Services - 0.0%(b)
H&R Block, Inc.	58	3,464
Service Corp. International	238	19,433
		22,897

Specialty Chemicals - 0.5%
Albemarle Corp.	161	15,252
Ashland, Inc.	39	3,298
Axalta Coating Systems Ltd. (a)	308	11,679
DuPont de Nemours, Inc.	321	26,640
Ecolab, Inc.	671	164,885
PPG Industries, Inc.	131	16,311
RPM International, Inc.	241	30,633
Sherwin-Williams Co.	593	212,751
		481,449

Steel - 0.0%(b)
ATI, Inc. (a)	308	16,235
Reliance, Inc.	17	4,868
Steel Dynamics, Inc.	21	2,740
		23,843

Systems Software - 10.2%
Crowdstrike Holdings, Inc. - Class A (a)	581	172,481
CyberArk Software Ltd. (a)	125	34,565
Dolby Laboratories, Inc. - Class A	72	5,249
Fortinet, Inc. (a)	1,632	128,373
Gen Digital, Inc.	1,025	29,838
Gitlab, Inc. - Class A (a)	242	13,008
Microsoft Corp.	18,922	7,688,955
Monday.com Ltd. (a)	92	27,036
Oracle Corp.	4,152	696,872
Palo Alto Networks, Inc. (a)	810	291,867
Qualys, Inc. (a)	64	7,631

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Systems Software - 10.2% (Continued)
SentinelOne, Inc. - Class A (a)	581	$14,984
ServiceNow, Inc. (a)	521	486,088
UiPath, Inc. - Class A (a)	968	11,964
Zscaler, Inc. (a)	233	42,124
		9,651,035

Technology Distributors - 0.1%
CDW Corp.	260	48,940

Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	37,697	8,516,129
Dell Technologies, Inc. - Class C	372	45,991
NetApp, Inc.	394	45,432
Pure Storage, Inc. - Class A (a)	744	37,237
Seagate Technology Holdings PLC	44	4,416
Super Micro Computer, Inc. (a)	1,270	36,970
		8,686,175

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	52	12,043
Core & Main, Inc. - Class A (a)	290	12,841
Fastenal Co.	1,274	99,601
Ferguson Enterprises, Inc.	373	73,384
FTAI Aviation Ltd.	231	31,056
SiteOne Landscape Supply, Inc. (a)	80	11,179
United Rentals, Inc.	128	104,038
Watsco, Inc.	85	40,206
WW Grainger, Inc.	115	127,562
		511,910

Transaction & Payment Processing Services - 3.2%
Affirm Holdings, Inc. (a)	524	22,977
Block, Inc. (a)	1,410	101,971
Corpay, Inc. (a)	163	53,744
Euronet Worldwide, Inc. (a)	28	2,757
Fidelity National Information Services, Inc.	663	59,491
Fiserv, Inc. (a)	1,494	295,663
Global Payments, Inc.	107	11,097
Jack Henry & Associates, Inc.	165	30,018
Mastercard, Inc. - Class A	2,089	1,043,644
PayPal Holdings, Inc. (a)	1,507	119,505

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 3.2% (Continued)
Toast, Inc. - Class A (a)	1,025	$30,781
Visa, Inc. - Class A	4,229	1,225,776
WEX, Inc. (a)	76	13,118
		3,010,542

Water Utilities - 0.0%(b)
American Water Works Co., Inc.	199	27,484
Essential Utilities, Inc.	250	9,650
		37,134

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	503	112,249
TOTAL COMMON STOCKS (Cost $74,528,306)		93,031,284

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Agree Realty Corp.	3	223
American Homes 4 Rent - Class A	703	24,774
American Tower Corp.	940	200,728
AvalonBay Communities, Inc.	220	48,754
Brixmor Property Group, Inc.	56	1,509
Camden Property Trust	249	28,832
Crown Castle, Inc.	198	21,283
CubeSmart	283	13,539
Digital Realty Trust, Inc.	699	124,583
EastGroup Properties, Inc.	120	20,554
Equinix, Inc.	239	217,031
Equity LifeStyle Properties, Inc.	353	24,752
Equity Residential	308	21,674
Essex Property Trust, Inc.	86	24,412
Extra Space Storage, Inc.	339	55,359
Federal Realty Investment Trust	49	5,431
First Industrial Realty Trust, Inc.	272	14,277
Healthpeak Properties, Inc.	59	1,324
Host Hotels & Resorts, Inc.	109	1,879
Invitation Homes, Inc.	1,186	37,252
Iron Mountain, Inc.	740	91,560
Lamar Advertising Co. - Class A	64	8,448
Lineage, Inc.	78	5,775
Mid-America Apartment Communities, Inc.	96	14,529
National Storage Affiliates Trust	68	2,866
Prologis, Inc.	1,880	212,327
Public Storage	263	86,543

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Rayonier, Inc.	131	$4,091
Regency Centers Corp.	88	6,287
Rexford Industrial Realty, Inc.	517	22,174
Ryman Hospitality Properties, Inc.	62	6,637
SBA Communications Corp.	263	60,351
Simon Property Group, Inc.	64	10,824
STAG Industrial, Inc.	243	9,059
Sun Communities, Inc.	247	32,772
UDR, Inc.	318	13,416
Vornado Realty Trust	272	11,263
Welltower, Inc.	1,050	141,624
Weyerhaeuser Co.	357	11,124
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,471,936)		1,639,840

CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
ABIOMED, Inc. (a)(d)	4	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 4.78% (e)	72,390	72,390

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.78% (e)	236,646	236,646
TOTAL SHORT-TERM INVESTMENTS (Cost $309,036)		309,036

TOTAL INVESTMENTS - 100.1% (Cost $76,309,278)		$94,980,160
Liabilities in Excess of Other Assets - (0.1)%		(59,682)
TOTAL NET ASSETS - 100.0%		$94,920,478

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $69,611 which represented 0.1% of net assets.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 GROWTH ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive 1000 Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$93,031,284	$—	$—	$93,031,284
Real Estate Investment Trust	1,639,840	—	—	1,639,840
Contingent Value Rights	0*	—	—	0*
Investments Purchased with Proceeds from Securities Lending	72,390	—	—	72,390
Money Market Funds	236,646	—	—	236,646
Total Investments	$94,980,160	$—	$—	$94,980,160
* Amount is less than $0.50.

Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, Strive 1000 Growth ETF did invest in any Level 3 investments and recognized the transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Contingent Value Rights
Value, Beginning of Period	$ 0*
Purchases	—
Proceeds from Sales	—
Net Realized Gains (Losses)	—
Return of Capital	—
Change in Unrealized Appreciation (Depreciation)	—
Transfers In/(Out) of Level 3	—
Value, End of Period	$ 0*

* Amount is less than $0.50.